Consolidated balance sheets - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 32,494
Accounts receivable, net	50,418
Inventories, net	6,847
Prepaid expenses	4,319
Derivative instruments	10,001
Total current assets	104,079
Property and equipment, net	56,136
Oil and natural gas properties, using the full cost method:
Proved	608,789
Unevaluated (excluded from the amortization base)	586,672
Accumulated depreciation, depletion, amortization and impairment	(3,034)
Total oil and natural gas properties	1,192,427
Derivative instruments	9,544
Other assets	5,988
Total assets	1,368,174
Current liabilities:
Accounts payable and accrued liabilities	60,262
Accrued payroll and benefits payable	7,358
Accrued interest payable	0
Revenue distribution payable	12,535
Long-term debt and capital leases, classified as current	4,588
Derivative instruments	0
Total current liabilities	84,743
Long-term debt and capital leases, less current maturities	288,991
Derivative instruments	0
Deferred compensation	529
Asset retirement obligations	64,531
Liabilities subject to compromise	0
Commitments and contingencies (Note 10)
Stockholders' equity (deficit):
Preferred stock	0
Additional paid in capital	948,613
Accumulated deficit	(19,683)
Total stockholders' equity (deficit)	929,380
Total liabilities and stockholders' equity (deficit)	1,368,174
Predecessor
Current assets:
Cash and cash equivalents		$ 186,480	$ 17,065
Accounts receivable, net		46,226	79,000
Inventories, net		7,351	12,329
Prepaid expenses		3,886	3,700
Derivative instruments		0	143,737
Total current assets		243,943	255,831
Property and equipment, net		41,347	48,962
Oil and natural gas properties, using the full cost method:
Proved		4,323,964	4,128,193
Unevaluated (excluded from the amortization base)		20,353	66,905
Accumulated depreciation, depletion, amortization and impairment		(3,789,133)	(3,396,261)
Total oil and natural gas properties		555,184	798,837
Derivative instruments		0	19,501
Deferred income taxes		0	53,914
Other assets		5,513	4,268
Total assets		845,987	1,181,313
Current liabilities:
Accounts payable and accrued liabilities		42,442	66,222
Accrued payroll and benefits payable		3,459	15,305
Accrued interest payable		732	23,303
Revenue distribution payable		9,426	12,391
Long-term debt and capital leases, classified as current		469,112	1,583,701
Derivative instruments		7,525	0
Deferred income taxes			53,914
Total current liabilities		532,696	1,754,836
Long-term debt and capital leases, less current maturities		0
Derivative instruments		5,844	0
Deferred compensation		0	400
Asset retirement obligations		65,456	46,434
Liabilities subject to compromise		1,284,144
Commitments and contingencies (Note 10)
Stockholders' equity (deficit):
Preferred stock		0	0
Additional paid in capital		425,231	431,307
Accumulated deficit		(1,467,398)	(1,051,678)
Total stockholders' equity (deficit)		(1,042,153)	(620,357)
Total liabilities and stockholders' equity (deficit)		845,987	1,181,313
Common Class A
Stockholders' equity (deficit):
Common stock	371
Common Class A | Predecessor
Stockholders' equity (deficit):
Common stock		4	4
Common Class B
Stockholders' equity (deficit):
Common stock	$ 79
Common Class B | Predecessor
Stockholders' equity (deficit):
Common stock		3	3
Common Class C | Predecessor
Stockholders' equity (deficit):
Common stock		2	2
Common Class E | Predecessor
Stockholders' equity (deficit):
Common stock		5	5
Common Class F | Predecessor
Stockholders' equity (deficit):
Common stock		0	0
Common Class G | Predecessor
Stockholders' equity (deficit):
Common stock		$ 0	$ 0